Material Accounting Policies	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES
3.	Material accounting policies

a)	Exploration and evaluation

Exploration and evaluation expenditures relate to costs incurred in the search for Mineral Resources, the determination of technical feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities include permitting, community engagement, exploratory drilling and sampling, surveying, transportation and infrastructure requirements, and gathering of exploration data through geophysical studies and administrative and personnel costs which are directly attributable to the mineral interests.

The Company capitalizes significant direct costs of acquiring resource property interests. Option payments are considered acquisition costs if the Company has the intention of exercising the underlying option.

Subsequent to the acquisition of a mineral interest, exploration and evaluation costs incurred, including those related to asset retirement obligations, are expensed in the year in which they are incurred up to the completion of a PFS. Once the PFS is approved, subsequent expenditures are capitalised as E&E assets and carried at cost. Capitalised costs include only those expenditures that contribute directly to the exploration and evaluation activity. Administrative costs are excluded from capitalisation unless they can be directly attributed to the project. Personnel costs are capitalised to the extent that time is spent directly on exploration activities and supporting those activities; any time spent on group-level administration or general corporate functions must be expensed in the period incurred. Where a subsidiary holding the mining concession is a dedicated entity focused solely on the project, all of its operating expenditures, are treated as directly attributable to the project and capitalised within E&E assets. When the technical feasibility and commercial viability of extracting a mineral resource are demonstrable (normally when a feasibility study has been approved) and on receipt of project development approval from the Board of Directors, the exploration & evaluation assets are assessed for impairment and then reclassified to property, plant and equipment. The approval from the Board of Directors will be dependent on the Company obtaining necessary permits and licences to develop the mineral property.

Value-added taxes are included in exploration and evaluation costs when the recoverability of these amounts is uncertain.

Although the Company has taken steps to verify title to exploration and evaluation properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, non-compliance with regulatory requirements or title may be affected by undetected defects.

b)	Property, plant and equipment

Property, plant and equipment is carried at cost less accumulated amortization and accumulated impairment losses. The cost of an item of property, plant and equipment consists of purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, initial estimates of the costs of dismantling and removing an item and restoring the site on which it is located, and, where applicable, borrowing costs.

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment.

Property, plant and equipment, including major components, are depreciated using the straight-line method over their estimated useful lives, typically ranging from 3 to 10 years.

Right-of-use assets are depreciated using the straight-line method from the date the asset is available for use by the Company to the earlier of the end of the useful life of the right-to-use asset or the end of the lease term. The estimated useful life of the right-to-use assets are determined on the same basis as that of property, plant and equipment.

The Company conducts an annual assessment of the residual balances, useful lives and amortization methods being used for property, plant and equipment and any changes arising from the assessment are applied by the Company prospectively.

Costs directly attributable to construction in progress are capitalised. Capitalisation of costs ceases when the asset is available for its intended use. At this point, the asset is transferred to the relevant category of property, plant, and equipment and depreciation commences over its estimated useful life.

c)	Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for a consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

●	The contract involves the use of an identified asset that is physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then no right of use asset is identified.

●	The Company has the right to obtain substantially all the economic benefits from use of the asset throughout the period of use; and

●	The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.

Payments related to short-term leases and leases of low-value assets are recognized as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

The Company recognizes a right-to-use asset and a corresponding lease liability on the date the leased asset is available for use by the Company.

The right of use asset and corresponding lease liability are initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. The cost of the right of use asset also includes any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or restore the underlying asset or the site on which it is located, less any lease incentives received.

d)	Reclamation provision

A reclamation provision is recognized at the time the legal or constructive obligation first arises which is generally the time when the environmental disturbance occurs. Provisions are determined by discounting the expected future cash flows at a rate that reflects current market assessments of the time value of money and the risks specific to the liability. Following the completion of the PFS on initial recognition, reclamation costs related to exploration and evaluation activities are included as part of the cost of exploration and evaluation assets (prior to the completion of the PFS, costs related to reclamation activities were included as exploration expenses in net loss). Following the initial recognition of the provision, the carrying amount of the provision is increased for unwinding of the discount and for changes to the discount rate and the amount or timing of cash flows needed to settle the obligation. The unwinding of the discount is recognized as finance expense in net loss while the effect of the changes to the discount rate and the amount or timing of cash flows are recognized in exploration expenses.

e)	Financial instruments

Financial instruments are recognized initially at fair value. Subsequent to initial recognition, financial instruments are classified and measured as described below.

Transaction costs associated with financial instruments carried at fair value through profit or loss are expensed as incurred, while transaction costs associated with all other financial instruments are included in the initial carrying amount of the asset or the liability.

(i)	Financial asset at amortized cost

Financial assets are recorded at amortized cost if both of the following criteria are met: 1) the objective of the Company’s business model for these financial assets is to collect their contractual cash flows; and 2) the asset’s contractual cash flows represent solely payments of principal and interest.

The Company’s cash and cash equivalents, amounts receivable and other are recorded at amortized cost as they meet the required criteria.

(ii)	Financial liabilities

Accounts payable and accrued liabilities, loans and borrowings and lease liabilities are accounted for at amortized cost using the effective interest rate method.

f)	Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects. If the completion of a share equity transaction is considered likely, professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as deferred share issue costs until the financing transactions are completed; otherwise, they are expensed as incurred. Deferred share issue costs related to financing transactions that are not completed are charged to expenses. Proceeds related to the issuance of units are allocated between the common shares and warrants on a relative fair value basis where warrants are classified as equity instruments. For warrants classified as derivative liabilities, the fair value of the warrants is determined with the residual amount allocated to common shares.

g)	Impairment

Non-financial assets

The carrying amounts of the Company’s non-financial assets are reviewed at each reporting date to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.

The recoverable amount of an asset is the greater of its value in use and its fair value less costs to sell. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Fair value less costs to sell is the amount obtainable from the sale of an asset or cash generating unit in an arm’s length transaction between knowledgeable, willing parties, less costs of disposal. When a binding sale agreement is not available, fair value less costs to sell is estimated using a discounted cash flow approach with inputs and assumptions consistent with those at market. For early-stage greenfield exploration assets where a discounted cash flow (DCF) model does not yield a reliable fair value, the Group estimates fair market value using market and cost-based approaches. This primarily involves the use of comparable in-situ resource multiples derived from guideline public companies and recent market transactions for similar mineral assets. For the purpose of impairment testing, assets are grouped together into the smallest group of assets that generate cash inflows from continuing use that are largely independent of cash inflows of other assets or groups of assets (the “cash generating unit” or “CGU”). This generally results in the Company evaluating its non-financial assets on a property-by-property basis.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its estimated recoverable amount. Impairment losses are recognized in net income or loss. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount. An impairment charge is reversed through net income or loss only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of any applicable amortization, if no impairment loss had been recognized.

Financial assets

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the loss allowance for the financial asset is measured at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If, at the reporting date, the credit risk on the financial asset has not increased significantly since initial recognition, the loss allowance is measured for the financial asset at an amount equal to twelve month expected credit losses. For amounts receivable and due from a related party, the Company applies the simplified approach to providing for expected credit losses, which allows the use of a lifetime expected loss provision. Impairment losses on financial assets carried at amortized cost are reversed in subsequent periods if the amount of the loss decreases and the decrease can be objectively related to an event occurring after the impairment was recognized.

h)	Share-based payments

Stock options

The Company grants stock options to acquire common shares to directors, officers, employees and consultants. The Board of Directors determines the specific grant terms within the limits set by the Company’s stock option plan.

The fair value of the estimated number of stock options that will eventually vest, determined as of the date of the grant, is recognized as share-based compensation expense over the vesting period of the stock options, with a corresponding increase in shareholders’ equity (in other reserves). The total amount recognized as an expense is adjusted to reflect the number of options expected to vest at each reporting date.

Restricted share units

The Company grants to employees, officers, directors and consultants, restricted share units (“RSUs”) in such numbers and for such terms as may be determined by the Board of Directors. RSUs granted under the RSU plan are exercisable into common shares for no additional consideration after the vesting conditions, as specified by the Board of Directors, are met. The Company intends to settle each RSU with one common share of the Company and therefore RSUs are accounted for as equity-settled instruments.

RSUs are measured at fair value on the date of grant and the corresponding share-based compensation is recognized over the vesting period in exploration or general and administration expenses, as applicable.

In addition to service conditions, RSUs may have non-market-based performance vesting conditions (“pRSUs”). Share-based compensation for these pRSUs is measured on the grant date but is recognized only when it is more likely than not that the non-market based performance vesting conditions will be met.

i)	Income tax

Income tax on income or loss comprises current and deferred tax. Income tax is recognized in net income or loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable or receivable related to previous years.

Deferred tax is recognized for differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recorded for temporary differences related to the initial recognition of assets or liabilities that affect neither accounting nor taxable profit, temporary differences arising on the initial recognition of goodwill and temporary differences relating to the investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse based on laws that have been enacted or substantively enacted at period end.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.

j)	Loss per share

Basic earnings (loss) per share (“EPS”) is calculated by dividing the income or loss attributable to common shareholders of the Company by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the income or loss attributable to common shareholders and the weighted average number of shares outstanding for the effects of all dilutive potential common shares, which comprise the Company’s obligation to issue shares on exercise of Equinox Warrants, the Company’s own warrants, stock options, RSUs and pRSUs. The dilutive effect of these instruments assumes that the proceeds to be received on exercise are applied to repurchase common shares. Dilutive instruments are only included in the dilutive calculations to the extent exercise prices are below the average market price of the common shares. None of the shares issuable on the exercise of options, RSUs, pRSUs, warrants issued by the Company and Equinox Warrants were included in the computation of diluted EPS for periods presented because they are anti-dilutive.

k)	Deferred revenue

Gold revenue subject to the Stream Agreement

The Company recognized the consideration received from Royal Gold relating to the Stream Agreement, as deferred revenue and will recognize the amounts in revenue as it satisfies its obligation to deliver gold to Royal Gold over the life of the contract.

The Company determines the amortization of deferred revenue to the consolidated statement of loss and comprehensive loss on a per unit basis. In streaming arrangements, the estimated total quantity of gold expected to be delivered to Royal Gold over the term of the contract is used. Subsequent changes to expected mine plan will result in an adjustment to revenue in the year of change and is prospectively adjusted for the quantity of gold expected to be delivered under the contract.

Where consideration is received in advance of the Company’s performance of its obligation, there is an inherent financing component in the transaction. When the period between the receipt of consideration and revenue recognition is greater than one year, the Company determines whether the financing component is significant to the contract.

Where a contract is determined to have a significant financing component, the transaction price is adjusted to reflect the financing. The discount rate used in adjusting the promised amount of consideration is the rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. This rate is not subsequently adjusted for any other changes over the contract term.

The accretion of the interest expense is recognized in the finance expense line in the consolidated statement of loss and comprehensive loss.

The transaction price for the revenue stream was determined based on the enforceable rights and obligations within the contract (Note 11).

l)	Sale of royalty interest

The Company records the proceeds from the sale of a royalty interest on a property against the value of the Exploration and Evaluation asset in the statement of financial position, with any excess once the value reaches $nil to be recognized as a gain in the consolidated statement of loss and comprehensive loss. Refer to Note 11 for details on the Royalty Agreement.

m)	Adoption of new accounting standards

Effective January 1, 2025, the Company has adopted the following new and amended IFRS standards and interpretations as issued by the IASB.

●	Amendments to IAS 21: Lack of Exchangeability

●	Annual improvements to IFRS Accounting Standards – Volume 11

The Company has considered the amendments and concluded that there is no material impact on the consolidated financial statements from the adoption of this amendment.

n)	Accounting standards not yet adopted

(i)	Amendments to the classification and measurement of financial instruments

The IASB issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9, Financial Instruments (“IFRS 9”) and IFRS 7, Financial Instruments: Disclosures (“IFRS 7”) in May 2024.

The amendments to IFRS 9 clarify that unless the Company makes an election as described below, a financial liability is derecognized on the settlement date, which is the date on which the liability is extinguished. The amendments permit the Company to elect, when settling a financial liability or part of a financial liability in cash using an electronic payment system, to deem the financial liability, or part of it, to be extinguished before the settlement date if the Company has initiated a payment instruction that resulted in: (a) the Company having no practical ability to withdraw, stop or cancel the payment instruction; (b) the Company having no practical ability to access the cash to be used for settlement as a result of the payment instruction; and (c) the settlement risk associated with the electronic payment system being insignificant.

The amendments to IFRS 7 added requirements relating to investments in equity instruments designated at Fair Value through Other Comprehensive Income (“FVOCI”) to disclose separately the change in fair values presented in OCI for investments derecognized during the reporting period and those held at the end of the reporting period. In addition, entities are required to disclose information to help users understand the effect of contingent features that are unrelated to basic lending risks and costs that could change the contractual cash flows of a financial asset measured at amortized cost or FVOCI and financial liability measured at amortized cost.

In accordance with IFRS, the Company applied the amendments to IFRS 9 and IFRS 7 effective January 1, 2026, on a prospective basis. The impacts of the amendments to IFRS 9 will depend on the method and timing of future settlements, however, it is not considered likely this will have a material impact on the consolidated financial statements. The additional disclosures required under the IFRS 7 amendments will be included beginning with the Company’s annual consolidated financial statements for the year ending December 31, 2026.

(ii)	Presentation and disclosure in financial statements

In April 2024, the IASB introduced IFRS 18, Presentation and Disclosure in Financial Statements, which is set to replace IAS 1 and will be adopted by the Company on a retrospective basis for the period beginning January 1, 2027. This new standard fundamentally restructures the consolidated statement of loss and comprehensive loss by requiring all income and expenses to be classified into five specific categories: operating, investing, financing, income taxes, and discontinued operations. To improve global comparability, IFRS 18 mandates the inclusion of two new subtotals, specifically operating profit or loss and profit or loss before financing and income taxes.

Beyond the primary statements, the standard introduces formal requirements for Management-defined Performance Measures (MPMs), which are non-GAAP metrics used in public reporting. The Company will be required to disclose these measures within a dedicated note, providing a clear reconciliation to the most comparable IFRS subtotal along with the related tax impacts for each adjustment. Furthermore, IFRS 18 refines the presentation of operating expenses by nature or function and requires the statement of cash flows to be anchored to the newly defined operating profit subtotal when using the indirect method. The Company is currently conducting a comprehensive assessment to determine how these classification and disclosure changes will impact its consolidated financial statements.